Cover	Sep. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-39687
Entity Registrant Name	CompoSecure, Inc.
Entity Central Index Key	0001823144
Entity Tax Identification Number	85-2749902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	309 Pierce Street
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	908
Local Phone Number	518-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, $0.0001 par value
Title of 12(b) Security	Class A Common stock, par value $0.0001 per share
Trading Symbol	CMPO
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock
Trading Symbol	CMPOW
Security Exchange Name	NASDAQ